Condensed Statements of Operations	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares
Income Statement [Abstract]
Operating costs	$ 350,881
Loss from operations	(350,881)
Other income:
Interest income	4,254,861
Unrealized gain on marketable securities held in Trust Account	28,164
Other income	4,283,025
Net Income	$ 3,932,144
Weighted average shares outstanding, basic and diluted | shares	8,410,915	[1]
Basic and diluted net loss per ordinary share | $ / shares	$ (0.02)	[2]

[1]	Excludes an aggregate of 28,502,357 shares subject to possible redemption at December 31, 2019 (see Note 7).
[2]	Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $4,069,302 for the year ended December 31, 2019 (see Note 2).